UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. -Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	7/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--110.0%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--5.8%
Ally Auto Receivables Trust,
Ser. 2011-1, Cl. A2	0.81	10/15/13	106,938	106,955
Carmax Auto Owner Trust,
Ser. 2012-1, Cl. A1	0.38	2/15/13	542,137	542,182
Carmax Auto Owner Trust,
Ser. 2011-2, Cl. A2	0.68	9/15/14	4,495,499	4,500,403
Chrysler Financial Auto
Securitization Trust, Ser. 2009-A,
Cl. A3	2.82	1/15/16	641,197	642,413
Ford Credit Auto Lease Trust,
Ser. 2011-B, Cl. A2	0.82	1/15/14	6,434,047	6,445,676
Ford Credit Auto Owner Trust,
Ser. 2011-B, Cl. A2	0.68	1/15/14	4,375,690	4,378,239
Harley-Davidson Motorcycle Trust,
Ser. 2009-4, Cl. A4	2.40	7/15/14	3,090,051	3,097,099
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A4	3.32	2/15/17	3,553,651	3,568,210
Honda Auto Receivables Owner
Trust, Ser. 2012-1, Cl. A1	0.41	3/15/13	2,147,551	2,148,400
Honda Auto Receivables Owner
Trust, Ser. 2011-3, Cl. A2	0.67	4/21/14	6,847,741	6,858,129
Hyundai Auto Receivables Trust,
Ser. 2011-B, Cl. A2	0.59	3/17/14	2,193,100	2,194,143
Nissan Auto Lease Trust,
Ser. 2011-A, Cl. A2A	0.70	1/15/14	2,192,579	2,195,404
Volkswagen Auto Loan Enhanced
Trust, Ser. 2010-1, Cl. A3	1.31	1/20/14	723,958	724,697
World OMNI Automobile Lease
Securitization Trust, Ser. 2011-A,
Cl. A2	0.81	10/15/13	1,856,365	1,858,632
				39,260,582
Asset-Backed Ctfs./Credit Cards--5.0%
Capital One Multi-Asset Execution
Trust, Ser. 2008-A3, Cl. A3	5.05	2/15/16	5,000,000	5,161,142
Chase Issuance Trust,
Sr. 2008-A4, Cl. A4	4.65	3/15/15	7,000,000	7,186,757
Chase Issuance Trust,
Ser. 2007-A17, Cl. A	5.12	10/15/14	6,050,000	6,109,943
Chase Issuance Trust,
Ser. 2008-A11, Cl. A11	5.40	7/15/15	6,620,000	6,933,619
Citibank Credit Card Issuance
Trust, Ser. 2009-A5, Cl. A5	2.25	12/23/14	4,300,000	4,331,364
World Financial Network Credit
Card Master Trust,
Ser. 2009-D, Cl. A	4.66	5/15/17	3,750,000	3,888,471

				33,611,296
Asset-Backed Ctfs./Home Equity Loans--.0%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	103,760a	102,287
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	144,847	141,625
				243,912
Commercial Mortgage Pass-Through Ctfs.--.3%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	2,275,000a,b	2,251,881
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.79	12/25/34	793,660a	688,207
U.S. Government Agencies/Mortgage-Backed--98.8%
Federal Home Loan Mortgage Corp.:
4.00%, 12/1/40			6,930,355c	7,422,722
5.00%, 3/1/20			252,401c	273,432
Federal National Mortgage Association:
4.00%			30,860,000c,d	33,044,311
4.00%, 12/1/41			5,741,286c	6,254,469
5.50%, 9/1/39			2,970,264c	3,299,052
6.00%, 4/1/35			2,083,789c	2,313,658
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			393,621c	410,578
Government National Mortgage Association I:
3.00%			12,900,000d	13,578,762
3.50%			49,330,000d	53,538,466
4.00%			26,940,000d	29,583,488
5.00%			6,280,000d	6,950,195
3.50%, 1/15/42 - 5/15/42			30,753,301	33,441,428
4.00%, 9/15/24 - 4/15/42			9,747,166	10,729,914
4.50%, 10/15/24 - 10/15/41			75,381,779	83,443,768
5.00%, 12/15/24 - 3/15/41			40,986,423	45,600,787
5.50%, 6/15/20 - 9/15/39			48,453,610	54,503,398
6.00%, 10/15/19 - 9/15/39			19,845,878	22,497,002
6.50%, 9/15/12 - 6/15/32			319,827	375,545
7.00%, 11/15/22 - 12/15/22			8,825	10,235
7.50%, 2/15/17 - 5/15/26			2,967,023	3,273,943
8.00%, 8/15/21 - 12/15/22			1,288,020	1,516,642
8.50%, 12/15/16 - 12/15/22			953,965	1,007,029
9.00%, 9/15/19 - 12/15/22			911,133	1,011,678
9.50%, 3/15/18 - 1/15/25			241,288	250,752
Government National Mortgage Association II:
3.50%			31,685,000d	34,367,697
4.00%			20,985,000d	23,090,058
4.50%			45,990,000d	50,948,297
5.00%			33,650,000d	37,393,563
4.00%, 12/20/24 - 5/20/42			32,481,365	35,734,543
4.50%, 12/20/39 - 3/20/42			31,489,117	35,073,590
5.00%, 11/20/24 - 4/20/35			7,666,732	8,569,282
5.50%, 1/20/34 - 9/20/35			12,243,402	13,780,952
6.00%, 12/20/28 - 2/20/36			9,066,976	10,285,451

6.50%, 5/20/31 - 7/20/31	928,804		1,085,685
7.00%, 4/20/24 - 4/20/32	4,986,490		5,986,628
7.50%, 9/20/30	69,907		86,040
9.00%, 7/20/25	52,601		65,460
9.50%, 9/20/17 - 2/20/25	53,957		58,483
			670,856,983
Total Bonds and Notes
(cost $720,951,498)			746,912,861

Short-Term Investments--31.9%
U.S. Treasury Bills:
0.1%, 8/9/12	23,400,000		23,399,813
0.1%, 8/23/12	187,950,000		187,944,174
0.1%, 8/16/12	5,580,000	e	5,579,922
Total Short-Term Investments
(cost $216,922,699)			216,923,909

Other Investment--.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,029,982)	1,029,982	[f]	1,029,982
Total Investments (cost $938,904,179)	142.1%		964,866,752
Liabilities, Less Cash and Receivables	(42.1%)		(285,815,814)
Net Assets	100.0%		679,050,938

REMIC- Real Estate Mortgage Investment Conduit

a	Variable rate security--interest rate subject to periodic change.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, this security was valued at $2,251,881 or .3% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Purchased on a forward commitment basis.
e	Held by or on behalf of a counterparty for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $25,834,876 of which $27,947,196 related to appreciated investment securities and $2,112,320 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	98.8
Short-Term/Money Market Investments	32.1
Asset/Mortgage-Backed	11.2
142.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)
Financial Futures Short
U.S. Treasury 2 Year Notes	5	(1,103,031)	September 2012	(766)
U.S. Treasury 5 Year Notes	122	(15,223,313)	September 2012	6,844
U.S. Treasury 10 Year Notes	246	(33,125,438)	September 2012	(255,891)

Gross Unrealized Appreciation				6,844
Gross Unrealized Depreciation				(256,657)

STATEMENT OF OPTIONS WRITTEN
July 31, 2012 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
January 2015 @ $2.97	28,560,000	a	(2,643,040)

10-Year USD LIBOR-BBA,
March 2015 @ $2.98	14,250,000	a	(1,307,335)

Put Options:
10-Year USD LIBOR-BBA,
January 2015 @ $2.97	28,560,000	a	(774,384)

10-Year USD LIBOR-BBA,
March 2015 @ $2.98	14,250,000	a	(408,774)

(premiums received $5,005,836)			(5,133,533)

a Non-income producing security.

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	73,115,790	-	73,115,790
Commercial Mortgage-Backed	-	2,251,881	-	2,251,881
Mutual Funds	-	1,029,982	-	1,029,982
Residential Mortgage-Backed	-	688,207	-	688,207
U.S. Government Agencies/Mortgage-Backed	-	670,856,983	-	670,856,983

U.S. Treasury	-	216,923,909	-	216,923,909
Other Financial Instruments:
Financial Futures++	6,844	-	-	6,844
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(256,657)	-	-	(256,657)
Options Written	-	(5,133,533)	-	(5,133,533)

+ See Statement of Investments for additional detailed categorizations.

++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)